Available for Sale Equity Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 59	$ 104
Unrealized gains	21	20
Unrealized (losses)	(9)	(30)
Fair value	$ 71	$ 94